Transactions with Related Parties - Unaudited Condensed Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Due from related parties	$ 2,227	$ 55
Advances for vessels under construction - related party (Note 4)	36,318	66,641
Total assets	38,545	66,696
Liabilities:
Due to related parties	17,786	17,497
Deferred revenue - current (e)	11,563	11,684
Hire receivable (c)
Assets:
Due from related parties	2,227	55
Advances for vessels under construction - related party (Note 4)
Assets:
Advances for vessels under construction - related party (Note 4)	36,318	66,641
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	16,828	16,517
Management fee payable to CSM (b)
Liabilities:
Due to related parties	958	980
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	4,747	6,020
Total liabilities	$ 22,533	$ 23,517